Other Operating Expenses/Share-Based Payment Expenses	12 Months Ended
Dec. 31, 2025
Other Operating Expenses/Share-Based Payment Expenses [Abstract]
OTHER OPERATING EXPENSES/SHARE-BASED PAYMENT EXPENSES
6.	OTHER OPERATING EXPENSES/SHARE-BASED PAYMENT EXPENSES

Other operating expenses

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Advertising and promotion expenses	52	504	935
Amortization of intangible assets	9	9	9
Bank charges	36	72	2
Depreciation of property, plant and equipment	2,824	11,712	15,455
Donation	327	81	—
IT related costs	275	534	465
Legal and professional fees	534	734	1,014
Premises costs	216	243	310
Travelling expenses	216	208	107
Others	1,188	1,445	2,036
Total	5,677	15,542	20,333

Share-based payment expenses

In June 2025, the Company successfully consummated a business combination with Black Spade Acquisition II Co (“Black Spade II”), a publicly traded SPAC, resulting in the Company becoming a publicly listed entity. This business combination does not fall within the scope of IFRS 3 Business Combinations because Black Spade II does not meet the definition of a business. Consequently, the transaction is accounted for as a capital reorganization and a share-based payment transaction within the scope of IFRS 2 Share-based Payment.

Under this method of accounting, the Company is identified as the accounting acquirer. Accordingly, the consolidated financial statements represent a continuation of the Company, and the net assets of the Company are stated at their pre-transaction historical carrying amounts, with no goodwill or other intangible assets recognized.

Any excess of the fair value of the equity instruments deemed to have been issued by the Company to Black Spade II shareholders over the fair value of Black Spade II’s identifiable net assets acquired represents compensation for the service of a stock exchange listing. This excess is not recognized as an asset and is expensed immediately upon consummation of the transaction.

The Company issued 6,004,126 Class A shares to Black Spade II shareholders and assumed 16,220,000 warrants (consisting of 5,100,000 public warrants and 11,120,000 sponsor warrants). The total deemed consideration was measured at approximately US$71,879,000, representing the fair values of the shares of US$60,119,000 and fair values of warrants of US$11,760,000 based on their respective closing market prices on the date of consummation. The excess of this consideration over the fair value of Black Spade II’s identifiable net assets acquired of approximately US$12,977,000 resulted in share-based payment expenses of US$58,902,000, which was recognized in the consolidated statement of profit or loss for the year ended December 31, 2025.